Income Tax Expense - Schedule of Gross Deferred Tax Balances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
- Deferred tax assets to be recovered after more than 12 months	₩ 1,773	₩ 2,784
- Deferred tax assets to be recovered within 12 months	7,671	5,725
Net deferred tax assets	9,444	8,509
- Deferred tax liabilities to be recovered after more than 12 months	(871)	(1,019)
- Deferred tax liabilities to be recovered within 12 months	(3,100)	(3,167)
Net deferred tax liabilities	(3,971)	(4,186)
Deferred tax assets (liabilities), net	₩ 5,473	₩ 4,323